Debt sector by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 247,674,251	R$ 191,281,652	R$ 145,387,439
Real estate	54,738,607	45,791,870	39,720,713
Installment loans to individuals	188,408,840	178,652,145	160,036,668
Lease financing	2,533,004	2,096,359	2,111,840
Loans and advances to customers, gross	R$ 493,354,702	R$ 417,822,026	R$ 347,256,660
Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	50.20%	45.78%	41.87%
Real estate	11.10%	10.96%	11.44%
Installment loans to individuals	38.19%	42.76%	46.09%
Lease financing	0.51%	0.50%	0.61%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 165,729,422	R$ 127,569,542	R$ 102,083,249
Real estate	3,985,684	3,419,553	3,633,231
Installment loans to individuals	99,050,959	87,174,594	79,624,744
Lease financing	1,284,868	899,055	855,624
Loans and advances to customers, gross	R$ 270,050,934	R$ 219,062,744	R$ 186,196,848
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	61.37%	58.23%	54.83%
Real estate	1.48%	1.56%	1.95%
Installment loans to individuals	36.68%	39.79%	42.76%
Lease financing	0.48%	0.41%	0.46%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 And 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 73,723,212	R$ 60,190,422	R$ 39,408,727
Real estate	10,137,988	8,973,495	8,145,568
Installment loans to individuals	75,832,619	76,667,187	69,034,596
Lease financing	1,238,498	1,182,713	1,252,673
Loans and advances to customers, gross	R$ 160,932,317	R$ 147,013,817	R$ 117,841,564
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	45.81%	40.94%	33.44%
Real estate	6.30%	6.10%	6.91%
Installment loans to individuals	47.12%	52.15%	58.58%
Lease financing	0.77%	0.80%	1.06%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
More Than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 8,221,617	R$ 3,521,688	R$ 3,895,463
Real estate	40,614,935	33,398,822	27,941,913
Installment loans to individuals	13,525,262	14,810,364	11,377,328
Lease financing	9,638	14,591	3,543
Loans and advances to customers, gross	R$ 62,371,452	R$ 51,745,465	R$ 43,218,247
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	13.18%	6.81%	9.01%
Real estate	65.12%	64.54%	64.65%
Installment loans to individuals	21.69%	28.62%	26.33%
Lease financing	0.02%	0.03%	0.01%
Loans and advances to customers, gross	100.00%	100.00%	100.00%